Income Taxes, Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 55
Balance at end of year	65	$ 55
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	55	53	$ 43
Charged to income tax expense	10	2	10
Balance at end of year	$ 65	$ 55	$ 53